REVENUE RECOGNITION (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenue, payment terms, minimum	15 days
Revenue, payment terms, maximum	60 days
Revenue, payment due	90 days
Revenues | Customer concentration risk | Three top customers
Concentration Risk [Line Items]
Concentration risk percentage	79.10%	74.90%	82.50%